Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Consolidating Balance Sheet Information

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2018
	Operating		Guarantor
	Partnership	Co-Issuer	Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$572	$—	$10,505,557	$—	$10,506,129
Cash and cash equivalents	3,995	—	—	—	3,995
Tenant and other receivables, net	26	—	7,642	—	7,668
Intercompany	841,179	—	—	(841,179)	—
Prepaid expenses and other assets	34,813	—	—	—	34,813
Investments in subsidiaries	9,790,350	—	—	(9,790,350)	—
Above market lease, asset	—	—	43,014	—	43,014
Assets held for sale	—	—	355,688	—	355,688
Total assets	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307
Debt, net	4,666,949	—	—	—	4,666,949
Due to MGM Resorts International and affiliates	227	—	—	—	227
Intercompany	—	—	841,179	(841,179)	—
Accounts payable, accrued expenses, and other liabilities	13,102	—	7,694	—	20,796
Above market lease, liability	—	—	46,181	—	46,181
Accrued interest	26,096	—	—	—	26,096
Distribution payable	119,055	—	—	—	119,055
Deferred revenue	—	—	163,926	—	163,926
Deferred income taxes, net	—	—	33,634	—	33,634
Liabilities related to assets held for sale	—	—	28,937	—	28,937
Total liabilities	4,825,429	—	1,121,551	(841,179)	5,105,801
General partner	—	—	—	—	—
Limited partners	5,845,506	—	9,790,350	(9,790,350)	5,845,506
Total partners’ capital	5,845,506	—	9,790,350	(9,790,350)	5,845,506
Total liabilities and partners’ capital	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2017
	Operating		Guarantor
	Partnership	Co-Issuer	Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$488	$—	$10,021,450	$—	$10,021,938
Cash and cash equivalents	259,722	—	—	—	259,722
Tenant and other receivables, net	299	—	6,086	—	6,385
Intercompany	1,383,397	—	—	(1,383,397)	—
Prepaid expenses and other assets	18,487	—	—	—	18,487
Investments in subsidiaries	8,479,388	—	—	(8,479,388)	—
Above market lease, asset	—	—	44,588	—	44,588
Total assets	$10,141,781	$—	$10,072,124	$(9,862,785)	$10,351,120
Debt, net	3,934,628	—	—	—	3,934,628
Due to MGM Resorts International and affiliates	962	—	—	—	962
Intercompany	—	—	1,383,397	(1,383,397)	—
Accounts payable, accrued expenses, and other liabilities	4,154	—	6,086	—	10,240
Above market lease, liability	—	—	47,069	—	47,069
Accrued interest	22,565	—	—	—	22,565
Distribution payable	111,733	—	—	—	111,733
Deferred revenue	—	—	127,640	—	127,640
Deferred income taxes, net	—	—	28,544	—	28,544
Total liabilities	4,074,042	—	1,592,736	(1,383,397)	4,283,381
General partner	—	—	—	—	—
Limited partners	6,067,739	—	8,479,388	(8,479,388)	6,067,739
Total partners’ capital	6,067,739	—	8,479,388	(8,479,388)	6,067,739
Total liabilities and partners’ capital	$10,141,781	$—	$10,072,124	$(9,862,785)	$10,351,120

Consolidating Statement of Operations and Comprehensive Income Information

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2018
	Operating		Guarantor
	Partnership	Co-Issuer	Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$746,253	$—	$746,253
Tenant reimbursements and other	—	—	123,242	—	123,242
	—	—	869,495	—	869,495
Expenses
Depreciation	108	—	266,514	—	266,622
Property transactions, net	—	—	20,319	—	20,319
Reimbursable expenses	—	—	119,531	—	119,531
Amortization of above market lease, net	—	—	686	—	686
Acquisition-related expenses	6,149	—	—	—	6,149
General and administrative	16,048	—	—	—	16,048
	22,305	—	407,050	—	429,355
	(22,305)	—	462,445	—	440,140
Equity in earnings of subsidiaries	476,353	—	—	(476,353)	—
Other income (expense)
Interest income	13,377	—	—	(10,876)	2,501
Interest expense	(215,532)	—	(10,876)	10,876	(215,532)
Other	(7,191)	—	—	—	(7,191)
	(209,346)	—	(10,876)	—	(220,222)
Income (loss) from continuing operations before income taxes	244,702	—	451,569	(476,353)	219,918
Provision for income taxes	—	—	(5,779)	—	(5,779)
Income from continuing operations, net of tax	$244,702	$—	$445,790	$(476,353)	$214,139
Income from discontinued operations, net of tax (Note 3)	—	—	30,563	—	30,563
Net income (loss)	$244,702	$—	$476,353	$(476,353)	$244,702

Other comprehensive income (loss)
Net income (loss)	244,702	—	476,353	(476,353)	244,702
Unrealized gain on cash flow hedges	4,128	—	—	—	4,128
Comprehensive income (loss)	$248,830	$—	$476,353	$(476,353)	$248,830

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2018
	Operating		Guarantor
	Partnership	Co-Issuer	Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(210,132)	$—	$766,933	$—	$556,801
Cash flows from investing activities
Capital expenditures for property and equipment	(192)	—	—	—	(192)
Acquisition of Northfield, net of cash acquired	(1,068,336)	—	—	—	(1,068,336)
Net cash provided by (used in) investing activities	(1,068,528)	—	—	—	(1,068,528)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility	727,750	—	—	—	727,750
Deferred financing costs	(17,490)	—	—	—	(17,490)
Distributions paid	(454,260)	—	—	—	(454,260)
Cash received by Parent on behalf of Guarantor Subsidiaries	766,933	—	(766,933)	—	—
Net cash provided by (used in) financing activities	1,022,933	—	(766,933)	—	256,000
Cash flows from discontinued operations
Cash flows from operating activities	—	—	23,406		23,406
Cash flows from investing activities	—	—	32,416		32,416
Cash flows from financing activities	—	—	—		—
Net cash from discontinued operations	—	—	55,822	—	55,822
Cash and cash equivalents
Net increase (decrease) for the period, including cash and cash equivalents classified as held for sale	(255,727)	—	55,822	—	(199,905)
Less: change in cash and cash equivalents classified as held for sale	—	—	55,822	—	55,822
Net increase (decrease) for the period	(255,727)	—	—	—	(255,727)
Balance, beginning of period	259,722	—	—	—	259,722
Balance, end of period	$3,995	$—	$—	$—	$3,995

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2017
	Operating		Guarantor
	Partnership	Co-Issuer	Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$675,089	$—	$675,089
Tenant reimbursements and other	—	—	90,606	—	90,606
	—	—	765,695	—	765,695
Expenses
Depreciation	—	—	260,455	—	260,455
Property transactions, net	—	—	34,022	—	34,022
Reimbursable expenses	—	—	88,254	—	88,254
Amortization of above market lease, net	—	—	686	—	686
Acquisition-related expenses	17,304	—	—	—	17,304
General and administrative	12,189	—	—	—	12,189
	29,493	—	383,417	—	412,910
	(29,493)	—	382,278	—	352,785
Equity in earnings of subsidiaries	377,372	—	—	(377,372)	—
Other income (expense)
Interest income	3,907	—	—	—	3,907
Interest expense	(184,175)	—	—	—	(184,175)
Other	(1,621)	—	—	—	(1,621)
	(181,889)	—	—	—	(181,889)
Income (loss) before income taxes	165,990	—	382,278	(377,372)	170,896
Provision for income taxes	—	—	(4,906)	—	(4,906)
Net income (loss)	$165,990	$—	$377,372	$(377,372)	$165,990

Other comprehensive income (loss)
Net income (loss)	165,990	—	377,372	(377,372)	165,990
Unrealized gain on cash flow hedges	9,782	—	—	—	9,782
Comprehensive income (loss)	$175,772	$—	$377,372	$(377,372)	$175,772

Consolidating Statement of Cash Flows Information

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2016
	Operating		Guarantor
	Partnership	Co-Issuer	Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(99,884)	$—	$397,665	$—	$297,781
Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	—	—	(138,987)	—	(138,987)
Net cash used in investing activities	—	—	(138,987)	—	(138,987)
Cash flows from financing activities
Proceeds from issuance of debt	3,700,000	—	—	—	3,700,000
Deferred financing costs	(77,163)	—	—	—	(77,163)
Repayment of bridge facilities	(4,544,850)	—	—	—	(4,544,850)
Repayment of debt principal	(16,750)	—	—	—	(16,750)
Proceeds from purchase of Operating Partnership units by MGP	1,132,468	—	—	—	1,132,468
Distributions paid	(150,829)	—	—	—	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries	417,500	—	(417,500)	—	—
Net cash transfers from Parent	—	—	158,822	—	158,822
Net cash provided by (used in) financing activities	460,376	—	(258,678)	—	201,698
Cash and cash equivalents
Net increase for the period	360,492	—	—	—	360,492
Balance, beginning of period	—	—	—	—	—
Balance, end of period	$360,492	$—	$—	$—	$360,492